SCHEDULE OF RESTRICTED STOCK AWARDS (Details)	6 Months Ended
Jun. 30, 2024 shares
Goodwill and Intangible Assets Disclosure [Abstract]
Total RSAs Outstanding, Outstanding Beginning Balance
Total RSAs Outstanding, Outstanding Beginning Balance	656,235
Total RSAs Outstanding, Cancelled	(15,000)
Total RSAs Outstanding, Outstanding Ending Balance	641,235
Total RSAs Outstanding, Exercisable
Total RSAs Outstanding, Vested and expected	641,235